Realignment Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Realignment Costs

Note 22: Realignment Costs

During the third quarter of 2020, the Company initiated a strategic realignment program in order to better serve the Company’s users and to better align resources with the evolving needs of the business. The Company incurred realignment costs of $10,020 for the nine months ended September 30, 2020 related to the aforementioned program, which represents termination benefits for colleagues whose positions were eliminated. The third quarter of 2020 realignment activities have been broadly implemented across the Company’s various businesses with substantially all actions expected to be completed by the beginning of 2021.

Accruals and other current liabilities in the consolidated balance sheets included amounts related to the realignment activities as follows:

	2020 Program	Prior Program	Total
Balance, December 31, 2019	$—	$491	$491
Realignment costs	10,020	(8)	10,012
Payments	(379)	(360)	(739)
Adjustments (1)	(71)	—	(71)
Balance, September 30, 2020	$9,570	$123	$9,693
(1)	Adjustments includes foreign currency translation.

Realignment costs by expense classification were as follows:

	Nine	Nine
	Months Ended	Months Ended
	September 30, 2019	September 30, 2020
Cost of revenues:
Cost of subscriptions and licenses	$(51)	$50
Cost of services	(185)	1,548
Total cost of revenues	(236)	1,598
Operating expenses:
Research and development	(79)	910
Selling and marketing	(263)	5,183
General and administrative	86	2,321
Total operating expenses	(256)	8,414
Total realignment costs	$(492)	$10,012

Note 21: Realignment Costs

During 2015, the Company initiated a strategic realignment program in order to better serve the Company’s users and to better align resources with the evolving needs of the business. The Company incurred total realignment costs of $6,778 and $(584) for the years ended December 31, 2018 and 2019, respectively. As of December 31, 2018 and 2019, accrued realignment costs totaled $6,437 and $491 and are included in Accruals and other current liabilities in the consolidated balance sheets.

The following table sets forth realignment activity during the years ended December 31, 2018 and 2019:

	Year Ended December 31,
	2018	2019
Balance, beginning of year	$1,458	$6,437
Realignment costs	6,778	(584)
Payments	(1,640)	(5,326)
Adjustments(1)	(159)	(36)
Balance, end of year	$6,437	$491
(1)	Adjustments includes foreign currency translation.

The following table sets forth the realignment costs by expense classification for the years ended December 31, 2018 and 2019:

	Year Ended December 31,
	2018	2019
Cost of revenues:
Cost of subscriptions and licenses	$256	$(51)
Cost of services	845	(185)
Total cost of revenues	1,101	(236)
Operating expenses:
Research and development	3,380	(171)
Selling and marketing	2,252	(263)
General and administrative	45	86
Total operating expenses	5,677	(348)
Total realignment costs	$6,778	$(584)